Other current assets (Details)	Dec. 31, 2020 CHF (SFr) Counterparty	Dec. 31, 2019 CHF (SFr) Counterparty
Other current assets
Other financial assets	SFr 64,930	SFr 13,968
Receivables	68,373	118,028
Prepayments	498,382	720,063
Deferred costs	162,839
Total other current assets	794,524	852,059
Accumulated impairment | Receivables
Other current assets
Expected loss allowance	0	0
Non-government customers
Other current assets
Receivables	SFr 20,577	SFr 88,075
Number of counterparties from which receivables are due | Counterparty	4	5